SHAREHOLDERS' EQUITY (Narrative) (Details) ₪ / shares in Units, $ / shares in Units, ₪ in Millions				1 Months Ended				2 Months Ended	6 Months Ended	12 Months Ended			36 Months Ended
		Sep. 12, 2013 shares	Sep. 02, 2013 ILS (₪) shares	Aug. 31, 2014 shares	Nov. 30, 2013 USD ($) shares	Aug. 31, 2013 shares	Mar. 31, 2012 USD ($)	Feb. 28, 2015 shares	Jul. 31, 2015 shares	Dec. 31, 2015 USD ($) Item $ / shares shares	Dec. 31, 2014 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2013 USD ($) $ / shares shares	Dec. 31, 2015 ₪ / shares	Dec. 31, 2012 $ / shares shares	Sep. 30, 2011 $ / shares	Sep. 30, 2011 ₪ / shares
Class of Stock [Line Items]
Shares issued in bonus share distribution		67
Proceeds from exercise of warrants | $												$ 1,340,000
Share Price | $ / shares										$ 9.80
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options granted										347,563	554,433	174,420
Ordinary shares, par value per share | ₪ / shares														₪ 0.01
Outstanding options										1,672,684	1,587,612	1,967,784	1,967,784		1,866,940
Exercise price | $ / shares	[1]									$ 6.87	$ 6.64	$ 2.51	$ 2.51		$ 2.13
Share-based compensation expense | $										$ 1,633,000	$ 852,000	$ 1,109,000
Awards granted										167,898
Share Purchase Agreement [Member]
Class of Stock [Line Items]
Percentage of Series B2 Preferred shares purchased by investors							20.00%
Proceeds from exercise of warrants | $							$ 1,300,000
Series B2 Preferred Stock [Member]
Class of Stock [Line Items]
Exchange value of share | $													$ 12,500,000
Preferred stock, par value per share | ₪ / shares																	₪ 0.01
Purchase price per share | $ / shares																$ 5.34
Ordinary shares [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized			100,000,000
Increase in authorized share capital | ₪			₪ 1
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total options granted										4,838,924
Ordinary shares, par value per share | ₪ / shares														₪ 0.01
Options remained available										132,476
Vesting period										4 years
Vesting percentage										25.00%
Options, contractual term										10 years
Weighted average fair value of options granted | $ / shares										$ 2.75	$ 3.57	$ 2.02
Period over which compensation expense will be recognized										3 years
Unrecognized compensation cost related to stock options | $										$ 1,677,000
Stock Options Subject To Performance Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding options										62,782
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period						4 years
Period over which compensation expense will be recognized						1 year 3 months
Unrecognized compensation cost related to stock options | $										$ 514,000
Restricted shares, granted					9,520	156,060
Vesting milestones
(i) the vesting of 104,040 restricted shares is subject to the occurrence of a change of control event, as defined; and (ii) the vesting of 52,020 restricted shares is subject to: (a) the occurrence of a change of control event, as defined and (b) the achievement of a market cap milestone, as defined.

Restricted shares that will vest						104,040
Restricted shares that will vest after meeting market cap milestone						52,020
Share-based compensation expense | $					$ 294,000					$ 412,000	$ 412,000	$ 377,000
Awards granted										165,580
Restricted share units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted										445,147
Restricted share units [Member] | Award Date One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period				4 years
Period over which compensation expense will be recognized										2 years 7 months 6 days
Share-based compensation expense | $										$ 397,000	$ 170,000
Awards granted				277,249
Total unrecognized compensation expense | $										$ 1,042,000
Restricted share units [Member] | Award Date Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Period over which compensation expense will be recognized										3 years
Share-based compensation expense | $										$ 153,000
Awards granted								160,398
Total unrecognized compensation expense | $										$ 482,000
Restricted share units [Member] | Award Date Three [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number Of Individuals To Whom Awards Granted | Item										2
Share-based compensation expense | $										$ 24,000
Awards granted									7,500
Total unrecognized compensation expense | $										$ 21,000
Restricted Stock Units RSU Subject To Vesting Conditions [Member] | Award Date Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period								4 years
Awards granted								129,007
Restricted Stock Units RSU Subject To Performance Conditions [Member] | Award Date Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted								31,391

[1]	In dollars per share.